Investment Objectives and Goals	Mar. 11, 2026
Kurv Ether Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV ETHER ENHANCED INCOME ETF (TICKER: KETH) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Ether Enhanced Income ETF (the “Ether Fund” or the “Fund”) seeks to maximize total return.
Kurv XRP Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV XRP ENHANCED INCOME ETF (TICKER: KXRP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv XRP Enhanced Income ETF (the “XRP Fund” or the “Fund”)) seeks to maximize total return.